SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Concentration of credit risk (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Concentration of credit risk
Advances to suppliers	$ 253,484	$ 225,879
Supplier | Supplier A
Concentration of credit risk
Advances to suppliers	$ 35,359	37,117
Supplier | Supplier B
Concentration of credit risk
Advances to suppliers		52,257
Supplier | Supplier C
Concentration of credit risk
Advances to suppliers		$ 36,026